Term deposits (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Term deposits	₨ 686,851	₨ 420,337
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Term deposits, maturity	6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Term deposits, maturity	5 years